Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of June 30, 2013 and December 31, 2012, accrued liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Interest and related debt fees	$14,959	$16,173
LNG terminal costs	1,047	977
Affiliate	16,121	2,525
Other	6,021	2,319
Total accrued liabilities	$38,148	$21,994

ACCRUED LIABILITIES

As of December 31, 2012 and 2011, accrued liabilities consisted of the following (in thousands):

	December 31,
	2012	2011
Interest and related debt fees	$16,173	$13,732
LNG terminal costs	977	1,122
Affiliate	2,525	1,075
Other	2,319	—
Total accrued liabilities	$21,994	$15,929